Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical)	Jun. 30, 2024 £ / shares shares	Dec. 31, 2023 £ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)	£ 0.0001	£ 0.0001
Common stock, shares authorized	98,902,641	20,570,088
Common stock, shares issued	98,902,641	20,570,088
Common stock, shares outstanding	98,902,641	20,570,088
[custom:DeferredStockParOrStatedValuePerShare-0] | £ / shares		£ 0.0001
[custom:DeferredStockSharesOutstanding-0]	794,955